Discontinued operations (Details 3) - Discontinued operations [member] $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Statement [line items]
Additions to property, plant and equipment	$ 245
Additions to right-of-use assets	66
Additions to intangible assets and goodwill	$ 221